Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unit Activity [Line Items]
Units issued	71,532	147,896	135,069
Units redeemed	(1,040,746)	(1,024,100)	(928,220)
VAL
Unit Activity [Line Items]
Units issued	57,866	126,555	112,065
Units redeemed	(921,987)	(806,240)	(765,881)
VLI
Unit Activity [Line Items]
Units issued	12,157	11,594	19,923
Units redeemed	(70,800)	(89,637)	(78,922)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(277)	(4,825)	(1,278)
SPVL
Unit Activity [Line Items]
Units issued	1,509	9,747	3,081
Units redeemed	(47,682)	(123,398)	(82,139)